Equity and Remuneration to Shareholders - Schedule of Basic and Diluted Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 5,764	R$ 4,092	R$ 3,751
Minimum mandatory dividend from net income for the year - preferred shares	2,080	1,486	1,309
Net income for the year not distributed - preferred shares	1,757	1,238	1,188
Total earnings - preferred shares (A)	3,837	2,724	2,497
Minimum mandatory dividend from net income for the year - common shares	1,045	747	657
Net income for the year not distributed - common shares	883	622	597
Total earnings - common shares (B)	R$ 1,928	R$ 1,369	R$ 1,254
Common shares [member]
Earnings per share [line items]
Basic earnings (loss) per share	R$ 2.62	R$ 1.86	R$ 1.7
Diluted earnings (loss) per share	2.62	1.86	1.7
Preferred shares [member]
Earnings per share [line items]
Basic earnings (loss) per share	2.62	1.86	1.7
Diluted earnings (loss) per share	R$ 2.62	R$ 1.86	R$ 1.7